Victory Integrity Small-Cap Value Fund Investment Strategy - Victory Integrity Small-Cap Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations at the time of purchase within the range of companies included in the Russell 2000® Index ($22.4 million to $25.0 billion as of September 30, 2025). The size of companies in the index changes with market conditions and the composition of the index. When selecting securities for a Fund, the Adviser seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects. The Adviser employs a value-oriented approach that focuses on securities that offer value with improving investor sentiment.The Fund may invest up to 25% of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). From time to time, the Fund may focus its investments in companies in one or more economic sectors, including the financials sector.